Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2024 (1)	2023	2022 (1)
Weighted-average number of shares on which earnings per share calculations are based
Basic	921,767,834	911,210,319	902,664,190
Add—incremental shares under stock-based compensation plans	13,012,755	8,700,951	7,593,455
Add—incremental shares associated with contingently issuable shares	2,380,636	2,162,558	2,011,417
Assuming dilution	937,161,224	922,073,828	912,269,062
Income from continuing operations	$6,015	$7,514	$1,783
Income/(loss) from discontinued operations, net of tax (2)	8	(12)	(143)
Net income on which basic earnings per share is calculated	$6,023	$7,502	$1,639
Income from continuing operations	$6,015	$7,514	$1,783
Net income applicable to contingently issuable shares	—	—	—
Income from continuing operations on which diluted earnings per share is calculated	$6,015	$7,514	$1,783
Income/(loss) from discontinued operations, net of tax, on which diluted earnings per share is calculated	8	(12)	(143)
Net income on which diluted earnings per share is calculated	$6,023	$7,502	$1,639
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$6.42	$8.15	$1.95
Discontinued operations	0.01	(0.01)	(0.16)
Total	$6.43	$8.14	$1.80
Basic
Continuing operations	$6.53	$8.25	$1.97
Discontinued operations	0.01	(0.01)	(0.16)
Total	$6.53	$8.23	$1.82
(1)2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.
(2)Primarily relates to discontinued operations of Kyndryl, separated in 2021.
Weighted-average stock options to purchase 764,673 common shares in 2024, 1,761,463 common shares in 2023 and 814,976 common shares in 2022 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.